COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	Jun. 15, 2023	Sep. 07, 2022 USD ($) $ / shares shares	Sep. 04, 2022 USD ($)	Aug. 12, 2022 USD ($) tranche $ / shares shares	Jul. 30, 2022 USD ($)	Jul. 06, 2022 $ / shares shares	Jul. 05, 2022 $ / shares	Jul. 01, 2022 USD ($) tranche shares	Oct. 13, 2022	Sep. 30, 2022 USD ($) $ / shares	Jan. 13, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 13, 2021 $ / shares
OCM
COMMITMENTS AND CONTINGENCIES
Percentage of termination fee			0.60%		3.50%
Aggregate principal amount | $			$ 1,100,000		$ 7,000,000.0
Threshold period for payment of termination fee			6 months
Amount agreed to pay in terms of fees and expenses | $			$ 1,200,000
Accrued interest rate for termination fees and other fees and expenses (in percent)			20.00%
Merger Agreement Amendment | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of trading days								20 days
Number of consecutive trading days								30 days
Backstop Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares subscribed by PIPE investors as a part of merger agreement												2,500,000	2,500,000
purchase price per share | $ / shares												$ 10.00	$ 10.00
Aggregate purchase price | $												$ 25,000,000	$ 25,000,000
Merger Agreement
COMMITMENTS AND CONTINGENCIES
Available cash amount | $										$ 10,000,000		$ 320,000,000
Merger Agreement | Sponsor
COMMITMENTS AND CONTINGENCIES
Price per share | $ / shares										$ 12.00		$ 12.00
Tempo | Compass
COMMITMENTS AND CONTINGENCIES
Percentage of equity interest									100.00%
Business Combination Agreement | Whizz Sellers
COMMITMENTS AND CONTINGENCIES
After closing date								150 days
Business Combination Agreement | SSA Amendment | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of founder shares to contribute, transfer, assign, convey and deliver by Sponsored				5,595,000		5,595,000
Number of shares exchanged for founder shares				3,095,000		3,595,000
Number of Sponsor Earnout Shares to be issued				500,000
Business Combination Agreement | Minimum | Third Amended And Restated Subscription Agreements | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of shares exchanged for founder shares		3,095,000
Number of Sponsor Earnout Shares to be issued		500,000
Business Combination Agreement | Maximum | Third Amended And Restated Subscription Agreements | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of shares exchanged for founder shares		3,595,000
Number of Sponsor Earnout Shares to be issued		1,000,000
Business Combination Agreement | Common stock | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Price per share | $ / shares														$ 10.00
Business Combination Agreement | Common stock | Third Amended And Restated Subscription Agreements | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Price per share | $ / shares		$ 10.00
Minimum adjustment period VWAP | $ / shares		$ 4.00
Additional number of shares to be issued		2,000,000
Period of holding from closing of subscription (in months)		15 months
Number of trading days		30 days
Number of consecutive trading days		29 days
Measurement date		30 days
Business Combination Agreement | Common stock | Second A&R Subscription Agreements | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Price per share | $ / shares						$ 10.00
Minimum adjustment period VWAP | $ / shares						$ 4.00
Additional number of shares to be issued						2,000,000
Number of trading days						30 days
Number of consecutive trading days						29 days
Business Combination Agreement | Common stock | SSA Amendment | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Period of holding from closing of subscription (in months)						15 months
Business Combination Agreement | Common stock | Maximum | Second A&R Subscription Agreements | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Minimum adjustment period VWAP | $ / shares							$ 6.50
Business Combination Agreement | Class A ordinary shares | SSA Amendment | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of Sponsor Earnout Shares to be issued						2,000,000
Business Combination Agreement | Tempo | Whizz
COMMITMENTS AND CONTINGENCIES
Percentage of equity interest														100.00%
Business Combination Agreement | Tempo | Common stock | Merger Agreement Amendment
COMMITMENTS AND CONTINGENCIES
Number of earnout shares to be issued								7,500,000
Number of tranches for vesting of earnout shares | tranche				2				2
Number of earnout shares in one tranche				3,500,000				5,000,000
Amount of EBITDA to be earned for vesting of earnout shares | $				$ 5,000,000.0				$ 10,000,000.0
Amount of revenue to be earned for vesting of earnout shares | $				$ 15,000,000.0				$ 50,000,000.0
Period for EBITDA and revenue to be earned for vesting of earnout shares				5 years				5 years
Number of shares outstanding				23,500,000
Price per share | $ / shares				$ 10.00
Business Combination Agreement | Tempo | Common stock | Minimum | Merger Agreement Amendment
COMMITMENTS AND CONTINGENCIES
Base purchase price | $		$ 235,000,000		$ 235,000,000				$ 488,375,000
Number of earnout shares to be issued				7,000,000
Reduce the minimum cash condition | $				$ 10,000,000.0
Business Combination Agreement | Tempo | Common stock | Maximum | Merger Agreement Amendment
COMMITMENTS AND CONTINGENCIES
Base purchase price | $		$ 257,927,013		$ 488,375,000				$ 658,434,783
Number of earnout shares to be issued				10,000,000				10,000,000
Reduce the minimum cash condition | $				$ 320,000,000.0
Business Combination Agreement | PIPE Promissory Notes | Common stock | Second A&R Subscription Agreements
COMMITMENTS AND CONTINGENCIES
Period of holding from closing of subscription (in months)						15 months
Subsequent event | OCM
COMMITMENTS AND CONTINGENCIES
Percentage of termination fee	3.50%
Accrued interest rate for termination fees and other fees and expenses (in percent)	20.00%
Subsequent event | Class A ordinary shares | Sponsor
COMMITMENTS AND CONTINGENCIES
Price per share | $ / shares											$ 0.03